September 30, 2024

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the NEOS S&P 500® High Income ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, and NEOS Nasdaq-100® High Income ETF (the “Funds”), each a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A, dated September 25, 2024 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission on September 25, 2024, accession number 0001999371-24-012385.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench